Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock and Stock Plans (Tables) [Abstract]
Reserved, Issued and Authorized Common Stock

Number of shares
Dividend reinvestment and
common stock purchase plans	11,732,445
Director plans	1,054,645
Stock plans (1)	653,684,625
Convertible securities and warrants	104,944,332
Total shares reserved	771,416,047
Shares issued	5,481,811,474
Shares not reserved	2,746,772,479
Total shares authorized	9,000,000,000

  Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit

	Year ended December 31,
(in millions)	2013	2012	2011
RSRs	$568	435	338
Performance shares	157	112	128
Stock options	-	13	63
Total stock incentive compensation
expense	$725	560	529
Related recognized tax benefit	$273	211	200

Summary of RSRs and Restricted Share Awards

		Weighted-
		average
		grant-date
	Number	fair value
Nonvested at January 1, 2013	55,287,337	$29.78
Granted	18,476,399	35.52
Vested	(12,233,361)	29.32
Canceled or forfeited	(886,381)	30.70
Nonvested at December 31, 2013	60,643,994	31.61

Summary of Performance Awards

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2013	10,294,881	$30.35
Granted	4,614,295	33.56
Vested	(4,070,028)	27.67
Nonvested at December 31, 2013	10,839,148	32.72

Stock Option Activity and Related Information

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)
Incentive compensation plans
Options outstanding as of December 31, 2012	202,926,392	$40.84
Granted	72,581	35.25
Canceled or forfeited	(6,366,940)	105.88
Exercised	(56,147,977)	28.40
Options exercisable and outstanding as of December 31, 2013	140,484,056	42.86	3.2	$2,245

Director awards
Options outstanding as of December 31, 2012	588,022	31.42
Granted	11,585	37.05
Canceled or forfeited	(17,629)	35.43
Exercised	(102,341)	28.87
Options exercisable and outstanding as of December 31, 2013	479,637	31.95	2.8	6

Summary of weighted-average per share fair value of options granted and the assumptions used

	Year ended December 31,
	2013	2012	2011
Per share fair value of options granted	$1.58	2.79	3.78
Expected volatility	18.3%	29.2	32.7
Expected dividends	$0.93	0.68	0.32
Expected term (in years)	0.5	0.7	1.0
Risk-free interest rate	0.1%	0.1	0.2

Employee Stock Ownership Plan

	Shares outstanding
	December 31,
(in millions, except shares)	2013	2012	2011
Allocated shares (common)	137,354,139	136,821,035	131,046,406
Unreleased shares (preferred)	1,105,664	910,934	858,759
Fair value of unreleased ESOP preferred shares	$1,105	911	859

	Dividends paid
	Year ended December 31,
	2013	2012	2011
Allocated shares (common)	$159	117	60
Unreleased shares (preferred)	132	115	95